UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			November 11, 2002

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		24

Form 13F Information Table Value Total:	2,803(x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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

NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107      27470      484,500     SH     SOLE           484,500
Agnico-Eagle Mines                   COMM          008474108      15240    2,034,900     SH     SOLE         2,034,900
AutoImmune Inc.                      COMM          052776101        830    1,042,800     SH     SOLE         1,042,800
Allstate Corp                        COMM          020002101      34730    1,358,200     SH     SOLE         1,358,200
Ascential Software Corporation       COMM          04362P108       1940    4,675,910     SH     SOLE         4,675,910
Archstone Communities Trust          COMM          039581103      23280      468,900     SH     SOLE           468,900
Activision, Inc.                     COMM          004930AA1      19810    1,457,840     SH     SOLE         1,457,840
Berkshire Hathaway Inc. Class B      COMM          084670207    2438000       35,000     SH     SOLE            35,000
Electronics Boutique Holdings C      COMM          286045109      23500      978,999     SH     SOLE           978,999
Fairmont Hotels & Resorts            COMM          305204109      22820    1,061,200     SH     SOLE         1,061,200
Gillette Company                     COMM          375766102      29830    4,640,200     SH     SOLE         4,640,200
Gold Fields Limited                  COMM          38059T106      11600    2,000,000     SH     SOLE         2,000,000
Grey Wolf, Inc.                      COMM          397888108       3590    2,458,700     SH     SOLE         2,458,700
Hutchinson Technologies              COMM          448407AC0      16600    2,607,500     SH     SOLE         2,607,500
Jupiter Media Metrix, Inc.           COMM          48206u104        160    1,683,200     SH     SOLE         1,683,200
Martek Biosciences Corporation       COMM          572901106      15800    3,365,398     SH     SOLE         3,365,398
Meridian Gold Inc.                   COMM          589975101      17200    2,278,900     SH     SOLE         2,278,900
Phillip Morris Companies, Inc.       COMM          718154107      36590      370,000     SH     SOLE           370,000
Neose Technologies                   COMM          640522108       7510    2,845,500     SH     SOLE         2,845,500
Occidental Petroleum Corp.           COMM          674599105      29240    2,200,000     SH     SOLE         2,200,000
Persistence Software, Inc.           COMM          715329108        430    1,825,300     SH     SOLE         1,825,300
PYR Energy Corporation               COMM          693677106        310    3,634,000     SH     SOLE         3,634,000
Questar Corporation                  COMM          748356102      22810    1,235,000     SH     SOLE         1,235,000
XM Satellite Radio Holdings-Class A  COMM          983759101       3600    8,041,750     SH     SOLE         8,041,750



9/30/02-EDGAR FILING Form 13F